Acquisitions (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 05, 2017	Apr. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Deferred consideration			$ 0.3	$ 1.3
Gain on bargain purchase			1.2	0.0	$ 0.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			0.9	0.3	2.0
Additions to goodwill				0.1
Deferred contingent consideration			0.7	1.5
Deferred contingent consideration			0.2	1.5
Acquisition and disposals income (expense)			1.3	0.2	(2.0)
Unwind of discount on deferred contingent consideration from acquisitions			0.2	0.4	0.4
Deferred contingent consideration			0.5	0.0
Consideration paid			4.3	0.5
Deferred consideration paid			1.4	0.0
Cash receipt on disposal of business			(0.1)	0.0
Cash acquired			0.0	(0.2)
Net cash flows on purchase of businesses			5.6	0.3	$ 0.0
Luxfer Magtech
Disclosure of detailed information about business combination [line items]
Acquisition and disposals income (expense)			1.0	0.5
Unwind of discount on deferred contingent consideration from acquisitions			0.2	$ 0.2
Acquisition undiscounted future payment			0.7
Speciality Metals business of ESM Group Inc
Disclosure of detailed information about business combination [line items]
Payments to acquire business	$ 4.3
Deferred consideration	0.3
Environment costs	0.4		0.4
Net assets acquired	5.8		5.8
Gain on bargain purchase			1.2
Land and buildings recognized as of acquisition date	2.0
Plant and equipment recognised as of acquisition date	3.2
Inventory recognised as of acquisition date	0.7
Liabilities assumed as of acquisition date	0.1
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 0.5		0.5
Consideration transferred, acquisition-date fair value			4.6
Canland
Disclosure of detailed information about business combination [line items]
Payments to acquire business		$ 0.5
Cash with acquired business		0.2
Consideration transferred, acquisition-date fair value		0.3
Customer-related intangible assets recognised as of acquisition date		0.1
Additions to goodwill		0.1
Other net assets recognised from business acquisition		$ 0.1
Maximum | Luxfer Magtech
Disclosure of detailed information about business combination [line items]
Acquisition undiscounted future payment			$ 10.0